Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Accruals for Deductions from Revenue [Roll Forward]
January 1	$ 394	$ 386	$ 264
Additions	1,256	1,235	878
Impact of business combinations	0	0	86
Payments/utilizations	(1,243)	(1,218)	(829)
Changes in offset against gross trade receivables	1	(8)	(3)
Currency translation effects	(12)	(1)	(10)
December 31	$ 396	$ 394	$ 386